STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - $ / shares	Jun. 30, 2025	Mar. 14, 2012
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	850,000
2011 Incentive Stock Plan [Member]
Short-Term Debt [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		500,000
One Holder [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.05
Second Holder [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	350,000
Warrants and Rights Outstanding, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25
Third Holder [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300,000
Two Separate Holder [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	150,000
Warrants and Rights Outstanding, Term	5 years